Related parties and related party transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related parties and related party transactions
41	Related parties and related party transactions
The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2018, 2019 and 2020.

(a)	Names and relationships with related parties
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2018, 2019 and 2020:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

41.1	Significant transactions with related parties

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	336,586	323,176	635,143

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	409,278	700,464	1,234,616

Net interest income-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	294,357	—	—

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	142,453	82,879	261,148

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	68,745	186,065	147,638

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	343,084	154,264	67,468

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,877,919	2,582,797	3,090,052

Other gains/(losses) - net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	(48,054)	(499,543)

Technology platform based income
Ping An Group is a product provider of the Group’s wealth management platform. The investment products provided by Ping An Group primarily includes private investment funds, insurance products, bank products, trust plans and bank products. Fees are collected from Ping An Group for facilitation of investment products offered on the Group’s wealth management platform. The Group generally receives a service fee based on a certain percentage of the volume of investment products facilitated and loan made by Ping An Group. Such fee is recognized upon successful facilitation.
Other income
Other income mainly comprises income for the account management services provided by the Group to Ping An Group. The Group generally receives the service fee monthly based on certain rates charged on the number of accounts managed.
Net interest income – Interest expense
The interest expense mainly consists of interest paid for borrowings from Ping An Group. These borrowings were used to providing funding for on-balance
sheet loans under our retail credit facilitation business. The interest expenses are calculated based on the effective interest rates and the carrying amount of such borrowings.
Investment income
Investment income mainly consists of investment return received by the Group on investment products issued or managed by Ping An Group.
Finance costs
Ping An Group provides deposit service and financing service to the Group.
Finance costs include interests paid to Ping An Group for borrowings used for non-retail
credit facilitation business, interests paid to Ping An Group for its subscription in the consolidated wealth management products managed by the Group and interest income received from Ping An Group for cash deposited by the Group in Ping An Group. The finance cost is calculated based on the effective interest rates on the outstanding balances.

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Group provides a wide spectrum of services to the Group, including but not limited to: (1) accounting processing and data communication services; (2) transaction settlement and custodian service; (3) office premise rental services; (4) technology support; (5) HR support. The Group, in return, pays service fees to Ping An Group. The precise scope of service, service fee calculation, method of payment and other details of the service arrangement are agreed between the relevant parties separately.
The services fees paid by the Group to Ping An Group are determined on the following basis:
(1) through bidding procedure according to the internal rules and procedures of the Group; and (2) if no tendering and bidding process is required under the Group’s internal rules, through mutual negotiations between the parties based on historical fees of such services and comparable market rates.
Other gains/(losses) - net
Other losses mainly consist of foreign exchange losses due to the foreign exchange swaps provided by Ping An Group.
Leases
Part of the
right-of-use
assets and lease liabilities are rental from Ping An Group, which are used as workplace.
Convertible promissory note payable
Ping An Group also held a convertible promissory note issued by the Company, which disclosed in Note 31.
Capital contribution in subsidiary of the Company
In November, 2019, the Group, together with Ping An Insurance (Group) Company of China, Ltd. established Ping An Consumer Finance Co., Ltd. (“Ping An Consumer Finance”) by contributing RMB3.5 billion and RMB1.5 billion, respectively, as registered capital. As of December 31, 2019, the funds contributed to Ping An Consumer Finance was restricted as further approval is required from CBIRC before it can start its operation. Ping An Consumer Finance obtained opening approval of CBIRC in March, 2020 and started operating the consumer finance business from April, 2020. The capital contributed by Ping An Insurance (Group) Company of China, Ltd. amounting to RMB1.5 billion was recorded as non-controlling
interests in the consolidated financial statements.

Purchase of financial assets
The Group purchased certain assets management plans, trust plans, mutual funds, private fund and other equity investments, bank wealth management products and corporate bonds managed and/or issued by Ping An Group. Please refer to Note 4.3 for the Group’s maximum exposure related to these investments.

41.2	Year end balances with related parties

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	14,600,958	14,392,047

Financial assets at fair value through profit or loss
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	3,029,174

Account and other receivables and contract assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,784,752	2,040,869

Payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,521,441	1,888,065

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	6,903,263	4,159,973

41.3	Key management personnel compensation
Key management includes directors (executive and
non-executive)
and senior officers. The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	16,859	19,564	29,192
Welfare and other benefits	26,801	25,752	34,560

Including: Bonuses	20,810	19,490	28,061

Share-based payment	28,837	4,578	68,771

	72,497	49,894	132,523